Description of Business	12 Months Ended
Dec. 31, 2020
Description Of Business [Abstract]
Description of Business
1.	Description of business

Sundial Growers Inc. (“Sundial” or the “Company”) was incorporated under the Business Corporations Act (Alberta) on August 19, 2006.

The Company’s head office is located at 300, 919 11th Avenue SW, Calgary, Alberta, Canada.

The principal activities of the Company are the production, distribution and sale of cannabis in Canada. The production, distribution and sale of cannabis was regulated by the Access to Cannabis for Medical Purposes Regulations (“ACMPR”) in Canada, up to and including October 16, 2018. On October 17, 2018, the ACMPR was superseded by the Cannabis Act which regulates the production, distribution, and possession of cannabis for both medical and adult recreational access in Canada.

The Company’s common shares trade on the Nasdaq Capital Market (“Nasdaq”) under the ticker symbol “SNDL”.

Sundial does not engage in any U.S. cannabis-related activities as defined in Canadian Securities Administrators Staff Notice 51-352.

COVID-19

The global impact of COVID-19 has resulted in significant declines in global stock markets and has contributed to a great deal of uncertainty as to the health of the global economy. The Company has implemented several new pandemic-related procedures and protocols at its facilities, including enhanced screening measures, enhanced cleaning and sanitation processes and frequency, encouraging social distancing measures and directing employees to work from home if possible. The Company believes that it can maintain safe operations with these pandemic-related procedures and protocols in place.

The potential impact that COVID-19 will have on the Company’s business or financial results cannot be reasonably estimated at this time. However, any shutdowns requested or mandated by government authorities in response to the outbreak of COVID-19 that may affect the Company, its suppliers, distribution channels or customers may have a material impact to the Company’s planned operations.